                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05749
                  ---------------------------------------------

                              THE CHINA FUND, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          C/O STATE STREET BANK & TRUST
                        2 AVENUE DE LAFAYETTE, 6TH FLOOR
                                  P.O. BOX 5049
                              BOSTON, MA 02206-5049
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                                           Copy to:

           Mary Moran Zeven                      Leonard B. Mackey, Jr., Esq.
               Secretary                            Clifford Chance US LLP
         The China Fund, Inc.                        31 West 52nd Street
   2 Avenue de Lafayette, 2nd Floor             New York, New York 10019-6131
           Boston, MA 02111

(Name and Address of Agent for Service)



Registrant's telephone number, including area code:  (888) 246-2255

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2007

ITEM 1.  REPORT TO STOCKHOLDERS.

                              THE CHINA FUND, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2007
                                  (UNAUDITED)

                                              THE CHINA FUND, INC.
                                              TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
                                                                   Key Highlights                      1
                                                                   Asset Allocation                    2
                                                                   Industry Allocation                 3
                                                                   Chairman's Statement                4
                                                                   Investment Managers' Statements     5
                                                                   About the Portfolio Managers        7
                                                                   Schedule of Investments             8
                                                                   Financial Statements               13
                                                                   Notes to Financial Statements      17
                                                                   Other Information                  22
                                                                   Dividends and Distributions;
                                                                     Dividend Reinvestment
                                                                     and Cash Purchase Plan           24

THE CHINA FUND, INC.
KEY HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                      FUND DATA
--------------------------------------------------------------------------------------
            NYSE STOCK SYMBOL                                  CHN
--------------------------------------------------------------------------------------
               LISTING DATE                               JULY 10, 1992
--------------------------------------------------------------------------------------
            SHARES OUTSTANDING                              14,575,961
--------------------------------------------------------------------------------------
       TOTAL NET ASSETS (04/30/07)                       US$584.4 MILLION
--------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE (04/30/07)                       $40.09
--------------------------------------------------------------------------------------
    MARKET PRICE PER SHARE (04/30/07)                         $33.80
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                   TOTAL RETURN(1)
-------------------------------------------------------------------------------------
     PERFORMANCE AS OF
         04/30/07:                 NET ASSET VALUE               MARKET PRICE
-------------------------------------------------------------------------------------
         6 MONTHS                      43.45%                       24.92%
-------------------------------------------------------------------------------------
     3-YEAR CUMULATIVE                 119.94%                      76.56%
-------------------------------------------------------------------------------------
     3-YEAR ANNUALIZED                 30.05%                       20.86%
-------------------------------------------------------------------------------------
     5-YEAR CUMULATIVE                 254.51%                      237.08%
-------------------------------------------------------------------------------------
     5-YEAR ANNUALIZED                 28.80%                       27.51%
-------------------------------------------------------------------------------------
    10-YEAR CUMULATIVE                 245.22%                      260.32%
-------------------------------------------------------------------------------------
    10-YEAR ANNUALIZED                 13.19%                       13.68%
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                  DIVIDEND HISTORY
-------------------------------------------------------------------------------------
        RECORD DATE                    INCOME                    CAPITAL GAINS
-------------------------------------------------------------------------------------
         12/21/06                      $0.2996                      $3.7121
-------------------------------------------------------------------------------------
         12/21/05                      $0.2172                      $2.2947
-------------------------------------------------------------------------------------
         12/22/04                      $0.1963                      $3.3738
-------------------------------------------------------------------------------------
         12/31/03                      $0.0700                      $1.7100
-------------------------------------------------------------------------------------
         12/26/02                      $0.0640                      $0.1504
-------------------------------------------------------------------------------------
         12/31/01                      $0.1321                        --
-------------------------------------------------------------------------------------
         12/31/00                        --                           --
-------------------------------------------------------------------------------------
         12/31/99                      $0.1110                        --
-------------------------------------------------------------------------------------
         12/31/98                      $0.0780                        --
-------------------------------------------------------------------------------------
         12/31/97                        --                         $0.5003
-------------------------------------------------------------------------------------
         12/31/96                      $0.0834                        --
-------------------------------------------------------------------------------------
         12/29/95                      $0.0910                        --
-------------------------------------------------------------------------------------
         12/30/94                      $0.0093                      $0.6006
-------------------------------------------------------------------------------------
         12/31/93                      $0.0853                      $0.8250
-------------------------------------------------------------------------------------
         12/31/92                      $0.0434                      $0.0116
-------------------------------------------------------------------------------------

(1) Total investment returns reflect changes in net asset value per share or market price, as the case may be, during each period and assume that dividends and capital gains distributions, if any, were reinvested in accordance with the dividend reinvestment plan. The net asset value per share percentages are not an indication of the performance of a shareholder's investment in the Fund, which is based on market price. Total investment returns are historical and do not guarantee future results.

THE CHINA FUND, INC.
ASSET ALLOCATION AS OF APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                     TEN LARGEST LISTED EQUITY INVESTMENTS*
---------------------------------------------------------------------------------
 1.  Shanghai International Airport Co., Ltd. Access
     Product                                                      4.46%
---------------------------------------------------------------------------------
 2.  Chaoda Modern Agriculture (Holdings) Ltd.                    3.76%
---------------------------------------------------------------------------------
 3.  China Merchants Bank Co., Ltd. Access Product                3.57%
---------------------------------------------------------------------------------
 4.  Daqin Railway Co., Ltd. Access Product                       3.17%
---------------------------------------------------------------------------------
 5.  Shanghai Zhenhua Port Machinery Co., Ltd. Access
     Product                                                      3.03%
---------------------------------------------------------------------------------
 6.  Golden Meditech Co., Ltd.                                    2.61%
---------------------------------------------------------------------------------
 7.  Finance Street Holding Co., Ltd. Access Product              2.28%
---------------------------------------------------------------------------------
 8.  Xinjiang Tebian Electric Apparatus Stock Co.,
     Ltd. Access Product                                          2.12%
---------------------------------------------------------------------------------
 9.  China Yangtze Power Co., Ltd. Access Product                 2.09%
---------------------------------------------------------------------------------
10.  Baoding Tianwei Baobian Electric Co., Ltd. Access
     Product                                                      2.02%
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              DIRECT INVESTMENTS*
--------------------------------------------------------------------------------
 1.  Sino-Twinwood Pte. Ltd.                                      0.52%
--------------------------------------------------------------------------------
 2.  teco Optronics Corp.                                         0.03%
--------------------------------------------------------------------------------

* Percentages based on net assets at April 30, 2007.

    INDUSTRY ALLOCATION (UNAUDITED)
--------------------------------------------------------------------------------

                                  (PIE CHART)

INDUSTRY ALLOCATION (AS A PERCENTAGE OF NET ASSETS)

Information Technology..................              6.5%
Industrials.............................             24.8%
Consumer Discretionary..................             13.4%
Financials..............................             14.0%
Materials...............................              4.7%
Energy..................................             11.4%
Consumer Staples........................              7.3%
Utilities...............................              2.7%
Health Care.............................              6.2%
Telecommunications......................              2.5%
Total Net Assets........................             93.5%

Fund holdings are subject to change and percentages shown above are based on total net assets as of April 30, 2007. A complete list of holdings as of April 30, 2007 is contained in the Schedule of Investments included in this report. The most current available data regarding portfolio holdings can be found on our website, www.chinafundinc.com. You may also obtain holdings by calling 1-800-246-2255.

THE CHINA FUND, INC.
CHAIRMAN'S STATEMENT (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Dear Stockholders,

I am pleased to report that the Fund's net asset value per share increased by 43.45% over the past six months. The total net asset value also increased by US$129.2 million to US$584.4 million, despite the payment in December of a substantial cash dividend (US$4.01 per share) for the fourth successive year.

Despite some significant volatility, China's markets have made good progress over the quarter. The Fund's concentration on entrepreneurial companies -- which tend to be domestically focused -- has enabled it to benefit from the Renminbi's appreciation and the broadening market.

The outlook for growth in China remains good, although the Renminbi's gradual appreciation and slower growth in the United States are likely to shift the focus of growth from exports and investment towards consumption. We continue to find attractive investment opportunities in the A-share market and especially in Taiwan, where we have increased the Fund's weighting significantly.

With respect to the Fund's direct investments, after a difficult 2006, the environment for private equity investing in China is improving. During the National Peoples Congress meetings held in March, the Central Government re-emphasized its commitment to strengthening private property rights, rebalancing the economy in favor of domestic consumption and correcting the effects of excessive growth. The various legal and regulatory issues which adversely affected private equity investing in 2006 are now being resolved.

In April 2007, Fund shareholders approved the appointment of Martin Currie as a direct investment manager for the Fund. In addition, at the June 2007 board meeting, the Board of Directors determined not to renew the direct investment management agreement with Asian Direct Capital Management. The Board is appreciative of the assistance that Asian Direct Capital Management provided the Fund since its appointment as direct investment manager.

For monthly updates detailing the Fund's investments, please consult www.chinafundinc.com.

Thank you for your continued interest in The China Fund, Inc.

Sincerely,

James J. Lightburn
Chairman

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REVIEW OF LISTED INVESTMENTS
Over the past six months, the Fund has outperformed the MSCI Golden Dragon index by 22.73% in relative terms, enjoying net asset value growth of 43.45%.

The region's markets finished 2006 strongly. In January, however, there was notable profit-taking, especially in large-cap Chinese financial stocks. Markets then recovered into February before a sharp one-day correction in China's A-share market caused a global sell-off on the last day of the month. The A-share market made an immediate recovery; the region's other markets appeared less resilient, but eventually resumed their upward trend. Taiwan remains the regional laggard, with Hong Kong not far ahead, and both significantly behind mainland stocks.

Over the period, Martin Currie Inc. ("Martin Currie"), the Fund's listed portfolio manager, has maintained our focus on smaller, management-owned companies with an emphasis on growth and entrepreneurship. These are the companies that are best placed to benefit from China's continuing economic growth. But while we invest in Chinese companies that fit our process wherever they are listed, we have been increasing the Fund's weighting to Taiwan. Towards the end of the period under review, we accelerated this process by substantially reducing the Fund's exposure to the mainland's A-share market (to 24.1%) and switching into some of our Taiwanese favorites (taking the Fund's Taiwan weighting to 29.4%).

While we believe that the A-share market has further to run, Taiwan's stocks look more attractive when risk is balanced against potential reward. Martin Currie believes that there is striking value locked up in the island's stocks and we await political progress to release it. With a general election at the end of this year and a presidential election in 2008, we are hoping for positive developments in the near future, particularly in regard to cross-straits relations.

In a period in which the A-share market saw record highs (despite February's dramatic yet fleeting correction) and record trading volumes, the strongest performances in our portfolio came, unsurprisingly, from the mainland. In particular, the Fund enjoyed outstanding performance from SHANGHAI ZHENHUA PORT MACHINERY, the world's largest manufacturer of port machinery. In April, the company announced a five-year contract with AP Moeller-Maersk, the international shipping group. The stock has reached new heights in May.

After announcing strong profits, SHANGHAI INTERNATIONAL AIRPORT made a significant contribution. The YOUNGOR GROUP, which makes China's leading brand of men's clothes and also runs real estate businesses, also performed well, after acquiring new land through its subsidiaries. In addition, the Fund saw a good showing from our participation notes in CHINA MERCHANTS BANK.

Power companies HUANENG POWER INTERNATIONAL and CHINA YANGTZE POWER provided further positives, along with TIANWEI BAOBIAN ELECTRIC, YUYUAN TOURIST and property group SHANGHAI LUJIAZUI FINANCE & TRADE ZONE DEVELOPMENT.

On the negative side, LENOVO, the Hong Kong PC manufacturer, struggled to make headway in overseas markets. We sold the Fund's holding. Also in Hong Kong, TPV TECHNOLOGY was another negative. In Taiwan, CHENG UEI PRECISION and CHINA METAL PRODUCTS struggled. We have since sold the former, but added to the latter over the period. As with our entire Taiwanese portfolio, we eagerly await signs of the political progress needed to realise the value here.

THE CHINA FUND, INC.
INVESTMENT MANAGERS' STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

REVIEW OF DIRECT INVESTMENTS
In March 2007 Asian Direct Capital Management ("ADCM") completed the sale of the Fund's entire share in Captive Finance Limited, as part of a 100% sale of Captive Finance to Fortis, a leading European financial services group. Net sale proceeds to the Fund were approximately US$7.1 million, against the investment cost of US$3.05 million. 10% of the proceeds was established as reserve to cover any potential liabilities from the representations and warranties provided by the Fund in the transaction.

As of April 30, 2007, the Fund's Direct Investment portfolio comprised the following investments:

SINO-TWINWOOD PTE. LTD. (HAND ENTERPRISE SOLUTIONS LTD. ("HAND")
The Fund has invested US$3.05 million to acquire a 11% shareholding in HAND as part of a management buyout. This is one of the first management buyouts executed in the PRC.

HAND started in 1996 as one of the first local Enterprise Resources Planning software (ERP) consulting and implementation firms in China and has since developed into a leading ERP service provider. Its clients include many major PRC companies and foreign multinational companies. HAND is an important distributor of Oracle's and SAP's products in China.

HAND is developing an ERP outsourcing business in Japan and in 2006 won its first outsourcing contract in the United States. This product line will provide additional growth potential.

CDW HOLDING LIMITED ("CDW")
CDW manufactures a range of component parts for mobile telephones, office equipment and household appliances. Its fastest growing business is the assembly of backlight unit components (BLU) for the mobile phone industry. The company is listed on the Singapore Stock Exchange.

The holding was transferred to the Listed Portfolio of the Fund in April 2007, as the Fund is no longer represented on the board of the company.

TECO OPTRONICS CORP. ("TECO")
The teco investment was written down to zero on May 7, 2007 due to slow progress of selling the company to a PRC competitor.

THE CHINA FUND, INC.
ABOUT THE PORTFOLIO MANAGERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

LISTED AND DIRECT INVESTMENT MANAGER
Mr. Chris Ruffle serves as the portfolio manager for the Fund's portfolio of listed securities and will also oversee any direct investments made for the Fund by Martin Currie. Mr. Ruffle joined Martin Currie in 1994. He is a Chinese and Taiwanese equity specialist with over 15 years investment experience in Asia. Fluent in Mandarin and Japanese, Mr. Ruffle has worked in the Far East since 1983. He worked originally in Beijing and Shanghai and then in Australia for a metal trading company. He then moved to Warburg Securities in 1987 as an analyst in Tokyo, before establishing Warburg's office in Taiwan. Mr. Ruffle also manages The Martin Currie China Hedge Fund and the China "A" Share Fund.

DIRECT INVESTMENT MANAGER
Mr. KOH Kuek Chiang is the Executive Director of Asian Direct Capital Management ("ADCM") and is the portfolio manager of the Fund's current portfolio of direct investments. Mr. Koh joined ADCM in 1998. Mr. Koh has over ten years of private equity investment experience in the United States, Europe and Asia working for the Government of Singapore Investment Corporation, Union Bank of Switzerland and private interests. His investment experience covers a wide range of industries, including telecommunications equipment, biotechnology, media, financial services and basic materials. Mr. Koh graduated with an engineering degree from the University of Western Australia and has a post-graduate Diploma in Business Administration from the National University of Singapore. He is a Chartered Financial Analyst and is fluent in English and Mandarin.

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA
  FINANCIALS -- (1.9%)
     Shanghai Lujiazui Finance & Trade Zone Development Co.,
       Ltd. ................................................   5,804,366            $ 10,796,121
                                                                                    ------------
       TOTAL CHINA -- (Cost $4,881,621)                                      1.9%     10,796,121
                                                                           -----    ------------
HONG KONG
  CONSUMER DISCRETIONARY -- (7.1%)
     China Travel International Investment Hong Kong,
       Ltd. ................................................  18,148,000               7,842,516
     Huabao International Holdings Ltd. ....................  12,790,000               7,358,563
     Parkson Retail Group Ltd. .............................   1,111,500               7,929,643
     Ports Design Ltd. .....................................   2,678,500               7,533,977
     Shangri-La Asia Ltd. ..................................   2,678,000               6,573,880
     Yorkey Optical International Cayman Ltd.#..............  12,628,000               4,117,036
                                                                                    ------------
                                                                                      41,355,615
                                                                                    ------------
  CONSUMER STAPLES -- (3.7%)
     Chaoda Modern Agriculture (Holdings) Ltd. .............  26,407,900              21,946,091
                                                                                    ------------
  ENERGY -- (0.6%)
     China Rare Earth Holdings, Ltd. .......................  15,254,000               3,568,985
                                                                                    ------------
  FINANCIALS -- (1.0%)
     Tianjin Development Holdings Ltd. .....................   6,836,000               5,724,707
                                                                                    ------------
  HEALTH CARE -- (5.2%)
     China Shineway Pharmaceutical Group Ltd.#..............  11,184,000               7,864,476
     Golden Meditech Co., Ltd.*#............................  35,040,000              15,231,861
     Natural Beauty Bio-Technology, Ltd.#...................  32,780,000               7,543,821
                                                                                    ------------
                                                                                      30,640,158
                                                                                    ------------
  INDUSTRIALS -- (2.1%)
     China Fire Safety Enterprise Group Holdings Ltd. ......  50,380,000               3,800,320
     TPV Technology, Ltd. ..................................  12,728,000               8,559,647
                                                                                    ------------
                                                                                      12,359,967
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (0.0%)
     Arcontech Corp.*(1)....................................  18,386,000                      --
                                                                                    ------------
  MATERIALS -- (0.9%)
     Fountain Set (Holdings) Ltd. ..........................  13,026,000               4,546,568
     Ocean Grand Chemicals Holdings Ltd.*#(1)...............  17,379,000                 688,805
                                                                                    ------------
                                                                                       5,235,373
                                                                                    ------------
  UTILITIES -- (1.8%)
     Xinao Gas Holdings, Ltd. ..............................   9,286,000              10,566,439
                                                                                    ------------
          TOTAL HONG KONG -- (Cost $62,427,346)                             22.4%    131,397,335
                                                                           -----    ------------

See notes to financial statements and notes to schedule of investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
HONG KONG -- "H" SHARES
  ENERGY -- (5.1%)
     China Oilfield Services Ltd. ..........................  12,650,000            $ 10,836,157
     China Petroleum & Chemical Corp. ......................  11,696,000              10,273,160
     China Shenhua Energy Co., Ltd. ........................   3,435,000               8,607,812
                                                                                    ------------
                                                                                      29,717,129
                                                                                    ------------
  INDUSTRIALS -- (3.4%)
     Beiren Printing Machinery Holdings Ltd. ...............   7,000,000               2,461,165
     BYD Co., Ltd.*.........................................   1,368,500               8,494,620
     Zhejiang Expressway Co., Ltd. .........................  10,304,000               8,497,194
                                                                                    ------------
                                                                                      19,452,979
                                                                                    ------------
  UTILITIES -- (0.9%)
     Anhui Expressway Co., Ltd. ............................   6,780,000               5,391,753
                                                                                    ------------
          TOTAL HONG KONG -- "H" SHARES -- (Cost
            $32,485,150)                                                     9.4%     54,561,861
                                                                           -----    ------------
          TOTAL HONG KONG (INCLUDING "H" SHARES) -- (Cost
            $94,912,496)                                                    31.8%    185,959,196
                                                                           -----    ------------
SINGAPORE
  CONSUMER STAPLES -- (1.3%)
     Hsu Fu Chi International Ltd.*.........................   8,409,000               7,635,240
                                                                                    ------------
  INDUSTRIALS -- (0.4%)
     Yangzijiang Shipbuilding Holdings Ltd.*................   3,078,000               2,673,264
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (1.1%)
     CDW Holding Ltd.+#.....................................  60,000,000               6,316,413
                                                                                    ------------
          TOTAL SINGAPORE -- (Cost $9,664,290)                               2.8%     16,624,917
                                                                           -----    ------------
TAIWAN
  CONSUMER DISCRETIONARY -- (6.0%)
     Far Eastern Department Stores Ltd. ....................  16,952,000              10,685,477
     Merry Electronics Co., Ltd. ...........................   3,260,507              11,059,035
     Synnex Technologies International, Corp. ..............   8,481,000              10,729,965
     Taiwan FamilyMart Co., Ltd.#...........................   1,787,895               2,736,944
                                                                                    ------------
                                                                                      35,211,421
                                                                                    ------------

See notes to financial statements and notes to schedule of investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
TAIWAN (CONTINUED)
  CONSUMER STAPLES -- (2.4%)
     Lien Hwa Industrial Corp. .............................  10,732,616            $  5,396,026
     Uni-President Enterprises Corp. .......................   8,347,000               8,242,899
                                                                                    ------------
                                                                                      13,638,925
                                                                                    ------------
  ENERGY -- (1.9%)
     Formosa Petrochemical Corp. ...........................   5,085,000              10,913,164
                                                                                    ------------
  FINANCIALS -- (5.3%)
     Cathay Financial Holding Co., Ltd. ....................   5,708,370              11,617,040
     Fubon Financial Holdings Co., Ltd. ....................  10,387,000               9,041,527
     Fuhwa Financial Holdings Co., Ltd.*....................  23,749,545              10,265,295
                                                                                    ------------
                                                                                      30,923,862
                                                                                    ------------
  INDUSTRIALS -- (4.0%)
     Asia Optical Co., Inc. ................................   1,917,000               8,170,791
     Cheng Uei Precision Industry Co., Ltd. ................   1,531,000               4,209,440
     China Synthetic Rubber Corp. ..........................   5,294,000               5,402,771
     Wah Lee Industrial Corp. ..............................   2,755,000               5,532,245
                                                                                    ------------
                                                                                      23,315,247
                                                                                    ------------
  INFORMATION TECHNOLOGY -- (4.9%)
     Data Systems Consulting Co., Ltd.#.....................   4,566,813               4,496,149
     Powertech Technology Inc. .............................   3,114,000              11,683,751
     Taiwan Secom Co., Ltd.#................................   1,610,000               2,778,737
     Tripod Technology Corp. ...............................   2,608,845               9,788,405
                                                                                    ------------
                                                                                      28,747,042
                                                                                    ------------
  MATERIALS -- (2.4%)
     China Metal Products Co., Ltd. ........................   4,625,123               8,204,733
     Yieh United Steel Corp.#...............................   9,483,000               6,000,259
                                                                                    ------------
                                                                                      14,204,992
                                                                                    ------------
  TELECOMMUNICATIONS -- (2.5%)
     Chunghwa Telecom Co., Ltd. ............................   4,490,880               8,505,786
     Wistron NeWeb Corp. ...................................   2,440,000               6,042,233
                                                                                    ------------
                                                                                      14,548,019
                                                                                    ------------
          TOTAL TAIWAN -- (Cost $136,154,395)                               29.4%    171,502,672
                                                                           -----    ------------

See notes to financial statements and notes to schedule of investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
UNITED STATES
  CONSUMER DISCRETIONARY -- (0.3%)
     Chindex International, Inc.*...........................      69,987            $  1,406,039
                                                                                    ------------
  ENERGY -- (1.7%)
     Far East Energy Corp.*#................................  11,111,111              10,111,111
                                                                                    ------------
  HEALTH CARE -- (1.0%)
     Mindray Medical International Ltd., ADR................     259,900               5,980,299
                                                                                    ------------
          TOTAL UNITED STATES -- (Cost $15,019,661)                          3.0%     17,497,449
                                                                           -----    ------------
          TOTAL COMMON STOCK AND OTHER EQUITY
            INTERESTS -- (Cost $260,632,463)                                68.9%    402,380,355
                                                                           -----    ------------
EQUITY LINKED SECURITIES
  ENERGY -- (2.1%)
     China Yangtze Power Co., Ltd. Access Product
       (expiration 1/20/10) 144A,(1)(2).....................   6,441,077              12,205,841
                                                                                    ------------
  FINANCIALS -- (5.8%)
     China Merchants Bank Co., Ltd. Access Product
       (expiration 10/26/10) 144A,(1)(2)....................   8,254,855              20,843,509
     Finance Street Holding Co., Ltd. Access Product
       (expiration 2/13/12) 144A,(1)(2).....................   5,439,953              13,306,125
                                                                                    ------------
                                                                                      34,149,634
                                                                                    ------------
  INDUSTRIALS -- (14.8%)
     Baoding Tianwei Baobian Electric Co., Ltd. Access
       Product (expiration 01/20/10) 144A,(1)(3)............   1,761,193              11,823,570
     Daqin Railway Co., Ltd. Access Product* (expiration
       11/02/11) 144A,(1)(2)................................   9,710,000              18,516,970
     Shanghai International Airport Co., Ltd. Access
       Product* (expiration 1/20/10) 144A,(1)(3)............   5,662,300              26,074,892
     Shanghai Zhenhua Port Machinery Co., Ltd. Access
       Product (expiration 10/26/10) 144A,(1)(2)............   7,454,352              17,681,723
     Xinjiang Tebian Electric Apparatus Stock Co., Ltd.
       Access Product (expiration 10/26/10) 144A,(1)(2).....   4,676,642              12,379,071
                                                                                    ------------
                                                                                      86,476,226
                                                                                    ------------

See notes to financial statements and notes to schedule of investments

THE CHINA FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NAME OF ISSUER AND TITLE OF ISSUE                               SHARES             VALUE (NOTE A)
---------------------------------                               ------             --------------
COMMON STOCK AND OTHER EQUITY INTERESTS (CONTINUED)
EQUITY LINKED SECURITIES (CONTINUED)
  MATERIALS -- (1.4%)
     Qinghai Salt Lake Potash Co., Ltd. Access Product
       (expiration 10/26/10) 144A,(1)(2)....................   1,725,209            $  8,105,032
                                                                                    ------------
          TOTAL EQUITY LINKED SECURITIES -- (Cost
            $54,218,097)                                                    24.1%    140,936,733
                                                                           -----    ------------
DIRECT INVESTMENTS
  INFORMATION TECHNOLOGY -- (0.5%)
     Sino-Twinwood Pte. Ltd.* (acquired 5/2/07)(1)(4).......     500,000               3,050,000
     teco Optronics Corp.* (acquired 4/26/04)(1)(4).........   1,861,710                 150,000
                                                                                    ------------
          TOTAL DIRECT INVESTMENTS -- (Cost $3,617,320)                      0.5%      3,200,000
                                                                           -----    ------------
TOTAL INVESTMENTS -- (Cost $318,467,880) (Note D)                           93.5%    546,517,088
                                                                           -----    ------------
OTHER ASSETS AND LIABILITIES                                                 6.5%     37,896,312
                                                                           -----    ------------
NET ASSETS                                                                 100.0%   $584,413,400
                                                                           =====    ============

Notes to Schedule of Investments
   # Illiquid security
   * Denotes non-income producing security
   + Affiliated issuer (see Note F)
 (1) Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors
 (2) Equity linked securities issued by Credit Lyonnais (CLSA)
 (3) Equity linked securities issued by Citigroup Global Markets Holdings
 (4) Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost. These direct investments are valued at fair value as determined by the Board of Directors as discussed in Note A to the Financial Statements.
ADR  American Depositary Receipt
144A Securities restricted for resale to Qualified Institutional Buyers

See notes to financial statements and notes to schedule of investments

THE CHINA FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments in listed investments, at value (cost
     $313,086,532) (Note A).................................  $537,000,675
  Investments in direct investments, at value (cost
     $3,617,320) (Note A)...................................     3,200,000
  Investments in affiliated investments, at value (cost
     $1,764,028) (Notes A and F)............................     6,316,413
  Cash......................................................    28,678,986
  Foreign currency, at value (cost $11,324,652).............    11,264,317
  Receivable for fund shares sold...........................           632
  Dividends receivable......................................       772,388
  Prepaid expenses..........................................        37,273
  Miscellaneous assets......................................     3,050,001
                                                              ------------
TOTAL ASSETS................................................  $590,320,685
                                                              ============
LIABILITIES
  Payable for investments purchased.........................     3,444,158
  Investment management fee payable (Note B)................       216,432
  Administration and custodian fees payable (Note B)........       150,630
  Directors fee payable (Note B)............................        62,879
  Contingent liability (Note F).............................     1,937,954
  Accrued expenses and other liabilities....................        95,232
                                                              ------------
TOTAL LIABILITIES...........................................     5,907,285
                                                              ------------
TOTAL NET ASSETS............................................  $584,413,400
                                                              ============
COMPOSITION OF NET ASSETS:
  Paid in capital (Note C)..................................   256,548,319
  Undistributed net investment loss.........................      (787,587)
  Accumulated net realized gain on investments and foreign
     currency transactions..................................   100,661,598
  Net unrealized appreciation on investments and foreign
     currency translation...................................   227,991,070
                                                              ------------
TOTAL NET ASSETS............................................  $584,413,400
                                                              ============
NET ASSETS VALUE PER SHARE
  ($584,413,400/14,575,961 shares of common stock
     outstanding)...........................................        $40.09
                                                              ============

See notes to financial statements

THE CHINA FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income -- listed investments (net of tax withheld of $7,958).............................................  $  1,848,107
  Interest income -- listed investments.....................         3,675
                                                              ------------
     TOTAL INVESTMENT INCOME................................     1,851,782
                                                              ------------
EXPENSES
  Investment Management fees (Note B).......................     1,664,182
  Custodian fees (Note B)...................................       331,751
  Administration fees (Note B)..............................       196,058
  Directors' fees and expenses (Note B).....................       136,599
  Legal fees................................................        94,698
  Printing and postage......................................        49,797
  Shareholder service fees..................................        39,174
  Insurance.................................................        23,304
  Audit and tax service fees................................        40,528
  Stock exchange listing fee................................        14,844
  Transfer agent fees.......................................        10,033
  Miscellaneous expenses....................................        14,623
                                                              ------------
  TOTAL EXPENSES............................................     2,615,591
                                                              ------------
NET INVESTMENT LOSS.........................................      (763,809)
                                                              ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized gain on listed investment transactions.......    98,705,909
  Net realized gain on direct investment transactions.......     2,194,999
  Net realized loss on foreign currency transactions........       (29,472)
                                                              ------------
                                                               100,871,436
                                                              ------------
  Net change in unrealized appreciation on listed
     investments and foreign currency transactions..........    90,028,009
  Net change in unrealized depreciation on direct
     investments............................................    (5,363,006)
                                                              ------------
                                                                84,665,003
                                                              ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
  CURRENCY TRANSACTIONS.....................................   185,536,439
                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $184,772,630
                                                              ============

See notes to financial statements

THE CHINA FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED       YEAR ENDED
                                                               APRIL 30, 2007     OCTOBER 31, 2006
                                                              ----------------    ----------------
                                                                   (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)..............................    $   (763,809)       $  4,395,225
  Net realized gain on investments and foreign currency
     transactions...........................................     100,871,436          54,704,912
  Net increase in unrealized appreciation on investments and
     foreign currency translations..........................      84,665,003          95,242,230
                                                                ------------        ------------
  Net increase in net assets from operations................     184,772,630         154,342,367
                                                                ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (4,343,068)         (3,124,848)
  Capital gains.............................................     (53,811,419)        (33,017,522)
                                                                ------------        ------------
  Total dividends and distributions to shareholders.........     (58,154,487)        (36,142,370)
                                                                ------------        ------------
CAPITAL SHARE TRANSACTIONS:
  Fund shares sold (Note C).................................              --                  --
  Reinvestment of dividends and distributions (79,741 and
     107,933 shares, respectively)..........................       2,589,179           2,510,507
                                                                ------------        ------------
  Net increase in net assets from capital share
     transactions...........................................       2,589,179           2,510,507
NET INCREASE IN NET ASSETS..................................     129,201,322         120,710,504
                                                                ------------        ------------
NET ASSETS:
  Beginning of year.........................................     455,206,078         334,495,574
                                                                ------------        ------------
  End of period.............................................    $584,413,400        $455,206,078
                                                                ============        ============
Undistributed net investment income (loss), end of period...    $   (787,587)       $  4,319,290
                                                                ============        ============

See notes to financial statements

THE CHINA FUND, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING FOR THE PERIOD(S)
INDICATED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  SIX MONTHS ENDED
                                   APRIL 30, 2007      2006       2005      2004*      2003*      2002*
                                  ----------------   --------   --------   --------   --------   --------
                                    (UNAUDITED)
PER SHARE OPERATION PERFORMANCE
Net asset value, beginning of
  year..........................      $  31.40       $  23.25   $  26.27   $  26.93   $  14.92   $  13.19
Net investment income (loss)....         (0.05)          0.30       0.21       0.21       0.06       0.11
Net realized and unrealized gain
  on investments and foreign
  currency transactions.........         12.75          10.36       0.34       0.91      12.16       1.75
                                      --------       --------   --------   --------   --------   --------
Total income from investment
  operations....................         12.70          10.66       0.55       1.12      12.22       1.86
                                      --------       --------   --------   --------   --------   --------
Less dividends and
  distributions:
  Dividend from net investment
    income......................         (0.30)         (0.22)     (0.20)     (0.07)     (0.06)     (0.13)
  Distributions from net
    realized capital gains......         (3.71)         (2.29)     (3.37)     (1.71)     (0.15)      0.00
                                      --------       --------   --------   --------   --------   --------
Total dividends and
  distributions.................         (4.01)         (2.51)     (3.57)     (1.78)     (0.21)     (0.13)
                                      --------       --------   --------   --------   --------   --------
Net asset value, end of year....      $  40.09       $  31.40   $  23.25   $  26.27   $  26.93   $  14.92
                                      ========       ========   ========   ========   ========   ========
Per share market price, end of
  year..........................      $  33.80       $  30.40   $  24.55   $  29.15   $  34.74   $  12.61
                                      ========       ========   ========   ========   ========   ========
TOTAL INVESTMEST RETURN
  (BASED ON MARKET PRICE).......         24.92%(2)      37.20%     (5.50)%   (12.16)%   179.41%     18.63%
                                      ========       ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year
  (000's).......................      $584,413       $455,206   $334,496   $264,886   $271,278   $150,319
Ratio of expenses to average net
  assets........................          1.04%(1)       1.26%      1.44%      1.41%      1.76%      1.97%
Ratio of expenses to average net
  assets, excluding stock
  dividend tax expense..........          1.04%(1)       1.23%      1.38%      1.34%      1.68%      1.85%
Ratio of net investment income
  to average net assets.........         (0.30)%(1)      1.09%      1.04%      0.78%      0.32%      0.72%
Portfolio turnover rate.........            27%            50%        26%        40%        55%        68%

  * Financial highlights were audited by a previous audit firm.

(1) Annualized.
(2) Not Annualized.

See notes to financial statements

THE CHINA FUND, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The China Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on April 28, 1992, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments in the equity securities of companies engaged in a substantial amount of business in the People's Republic of China. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates. The significant estimates made as of, and for the six months ended, April 30, 2007 relate to the valuation of the Fund's Direct Investments, as further discussed below.

SECURITY VALUATION: Portfolio securities listed on recognized United States or foreign securities exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, of two brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors. Direct Investments not traded on an exchange are valued at fair value as determined by the Board of Directors based on advice from Direct Investment Manager.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

FOREIGN CURRENCY TRANSLATIONS: The records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included in realized and unrealized gain or loss on investments.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OPTION CONTRACTS: The Fund may purchase and write (sell) call options and put options provided the transactions are for hedging purposes and the initial margin and premiums do not exceed 5% of total assets. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counter parties to meet the terms of the contract.

EQUITY LINKED SECURITIES: The Fund may invest in equity-linked securities such as linked participation notes, equity swaps and zero-strike options and securities warrants. Equity-linked securities currently held by the fund, identified as "Access Products" in the Schedule of Investments are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. Access Products may be used by the Fund to gain exposure to countries that place restrictions on investments by foreigners. To the extent that the Fund invests in Access Products whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in Access Products will involve risks similar to the risks of investing directly in such foreign securities. In addition, the Fund bears the risk that the issuer of an Access Product may default on its obligation under the terms of the arrangement with the counterparty. Access Products are often used for many of the same purposes as, and share many of the same risks with, other forms of derivative instruments. In addition, Access Products may be considered illiquid and subject to the Fund's restrictions on investments in illiquid securities.

At April 30, 2007, the Fund held equity-linked securities through Credit Lyonnais ("CLSA") and Citigroup Global Markets Holdings, the issuers. Under the terms of the agreements, each warrant entitles the Fund to receive from the issuers an amount in U.S. dollars linked to the performance of specific equity shares.

INDEMNIFICATION OBLIGATIONS: Under the Fund's organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund becomes aware of its declaration. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both financial reporting and federal income tax purposes.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from Capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received. The Fund records the taxes paid on stock dividends as an operating expense.

DIVIDENDS AND DISTRIBUTIONS: The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

The Fund made distribution of $4,343,068 from Ordinary Income and $53,811,419 from Long-Term Capital Gains during the six months ended April 30, 2007. For the year ended October 31, 2006 the Fund made distributions of $3,124,848 from Ordinary Income and $33,017,522 from Long-Term Capital Gains. Income and capital gains distributions are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

FEDERAL INCOME TAXES: The Fund has qualified and intends to qualify in the future as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code available to certain investment companies, including making distributions of taxable income and capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

NOTE B -- ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Martin Currie Inc. is the investment manager for the Fund's listed assets (the "Listed Assets"). Martin Currie Inc. receives a fee, computed weekly and payable monthly, at the following annual rates: 0.70% of the first US$315 million of the Fund's average weekly net assets invested in Listed Assets; and 0.50% of the Fund's average weekly net assets invested in Listed Assets in excess of US$315 million. In April 2007, Martin Currie was also appointed as an investment manager for the Fund's assets allocated to Direct Investments. For this they will receive a fee computed weekly and payable monthly, at an annual rate of 2.0% of the average weekly value of the Fund's assets invested in the investment manager's Direct Investments.

Asian Direct Capital Management ("ADCM") is an investment manager for the Fund's assets allocated to direct investments. ADCM receives a fee, computed weekly and payable monthly at an annual rate equal to the greater of $300,000 or 2.2% of the average weekly value of the net assets of the Fund invested in the investment manager's Direct Investments.

No director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliates of those entities will receive any compensation from the Fund for serving as an officer or director of the Fund. The

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund pays the Chairman of the Board and each of the directors (who is not a director, officer or employee of the Investment Manager or Direct Investment Manager or any affiliate thereof) an annual fee of $27,500 and $10,000, respectively, plus $2,000 for each Board of Directors' meeting or Audit Committee meeting attended. In addition, the Fund will reimburse each of the directors for travel and out-of-pocket expenses incurred in connection with attending Board of Directors' meetings.

State Street Bank and Trust Company ("State Street") provides, or arranges for the provision of certain administrative services for the Fund, including preparing certain reports and other documents required by federal and/or state laws and regulations. The Fund pays State Street a fee at an annual rate of .13% of the Fund's average daily net assets up to $150 million, .11% of the next $150 million and .06% of those assets in excess of $300 million subject to certain minimum requirements for fund administration services. The Fund also pays State Street $100,000 per year for certain legal administration services, including corporate secretarial services and preparing regulatory filings.

The Fund also has a contract with State Street to provide custody and fund accounting services to the Fund. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out of pocket expenses.

NOTE C -- CAPITAL STOCK
The Board of Directors of the Fund has approved a share repurchase plan. Under the program, the Fund will repurchase shares at management's discretion at times when it considers the repurchase to be consistent with the objectives of the program. For the six months ended April 30, 2007, the Fund did not participate in this program.

NOTE D -- INVESTMENT TRANSACTIONS
For the six months ended April 30, 2007, the Fund's cost of purchases and proceeds from sales of investment securities, other than short-term securities, were $130,626,771 and $200,128,091, respectively. At April 30, 2007, the cost of investments for federal income tax purposes was $318,467,880. Gross unrealized appreciation of investments was $236,648,133, while gross unrealized depreciation of investments was $8,598,925, resulting in net unrealized appreciation of investments of $228,049,208.

NOTE E -- INVESTMENTS IN CHINA
The Fund's investments in China companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of China companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized China companies, particularly in China; and
(8) the absence of uniform accounting,

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

NOTE F -- INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

                                                                                                          DIVIDENDS
                                                                                                         INCLUDED IN
                          BALANCE OF                                     BALANCE OF                        DIVIDEND
                          SHARES HELD       GROSS                        SHARES HELD       VALUE           INCOME -
                          OCTOBER 31,     PURCHASES      GROSS SALES      APRIL 30,      APRIL 30,      NON-CONTROLLED
NAME OF ISSUER               2006       AND ADDITIONS   AND REDUCTIONS      2007            2007          AFFILIATES
--------------            -----------   -------------   --------------   -----------   --------------   --------------
Captive Finance,
  Ltd.(1)...............   2,000,000        $  --         $2,000,000             --      $       --         $  --
CDW Holdings Ltd........  60,000,000           --                 --     60,000,000      $6,316,413            --

  * Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.

    As of April 30, 2007 Beiren Printing Machinery Holdings Ltd. and Far East Energy Corp. are no longer considered affiliates.

(1) The Fund sold Captive Finance in March 2007, to which a reserve of 27% of the net proceeds was established to cover any potential liabilities from the representations and warranties provided by the Fund in the transaction. In May 2007, the reserve was reduced to 10% of net sale proceeds.

NOTE G -- CAPITAL STOCK
On August 3, 2005, the Fund had completed the rights offering of a total of 4 million shares of its common stock. Proceeds to the Fund, before expenses of $1,339,771, amounted to $111,647,500. At April 30, 2007, 100,000,000 shares of
$.01 par value common stock were authorized.

NOTE H -- NEW ACCOUNTING PRONOUNCEMENTS
In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

THE CHINA FUND, INC.
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE I -- RESULTS OF ANNUAL STOCKHOLDER MEETING

RESULTS OF ANNUAL STOCKHOLDER MEETING VOTING HELD MARCH 22, 2007 AND APRIL 13, 2007

     1.) Election of Directors - The stockholders of the Fund elected Michael F.
         Holland as a Class II director to serve for a term expiring on the date on which the annual meeting of stockholders is held in 2010.

                                                      FOR              WITHHELD
                                                      ---              --------
               Michael F. Holland                     8,581,238        287,230

     2.) Approval or Rejection of a Direct Investment Management Agreement between the Fund and Martin Currie Inc - The stockholders of the Fund approved a Direct Investment Management Agreement between the Fund and Martin Currie Inc.

                                                   FOR      AGAINST   ABSTAIN   NON-VOTES
                                                ---------   -------   -------   ---------
Approve or Reject a Direct Investment           6,182,912   221,793   278,813   2,613,042
  Management Agreement between the Fund and
  Martin Currie Inc.

NOTE J -- SUBSEQUENT EVENTS

In April 2007, Fund shareholders approved appointment of Martin Currie Inc. as a direct investment manager for the China Fund, Inc. Fees for their services will be 2.00% of average direct investment assets. In addition, at the June 2007 board meeting, the Board of Directors determined not to renew the direct investment management agreement with Asian Direct Capital Management. Changes in arrangements with the direct investment managers are not expected to have a material impact on Fund expenses.

PRIVACY POLICY

--------------------------------------------------------------------------------
                                 PRIVACY NOTICE

The China Fund, Inc. collects nonpublic personal information about its shareholders from the following sources:

     [ ] Information it receives from shareholders on applications or other forms; and

     [ ]  Information about shareholder transactions with the Fund.

THE FUND'S POLICY IS TO NOT DISCLOSE NONPUBLIC PERSONAL INFORMATION ABOUT ITS SHAREHOLDERS TO NONAFFILIATED THIRD PARTIES (other than disclosures permitted by law).

The Fund restricts access to nonpublic personal information about its shareholders to those agents of the Fund who needs to know that information to provide products or services to shareholders. The Fund maintains physical, electronic and procedural safeguards that comply with federal standards to guard its shareholders' nonpublic personal information.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that are used by the Fund's investment advisers to vote proxies relating to the Fund's portfolio securities is available (1) without charge, upon request, by calling 1-888-CHN-CALL (246-2255); and (2) as an exhibit to the Fund's annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov. Information regarding how the investment advisers vote these proxies is now available by calling the same number and on the Commission's website. The Fund has filed its report on Form N-PX covering the Fund's proxy voting record for the 12 month period ending June 30, 2006.

QUARTERLY PORTFOLIO OF INVESTMENTS
A Portfolio of Investments will be filed as of the end of the first and third quarter of each fiscal year on Form N-Q and will be available on the Securities and Exchange Commission's website at http://www.sec.gov. Form N-Q has been filed as of March 30, 2007 for the first quarter of this fiscal year and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available with out charge, upon request, by calling 1-888-246-2255.

CERTIFICATIONS
The Fund's chief executive officer has certified to the New York Stock Exchange that, as of May 14, 2007, he was not aware of any violation by the Fund of applicable New York Stock Exchange corporate governance listing standards. The Fund also has included the certifications of the Fund's chief executive officer and chief financial officer required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund's Form N-CSR filed with the Securities and Exchange Commission, for the period of this report.

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund will distribute to shareholders, at least annually, substantially all of its net investment income from dividends and interest earnings and expects to distribute any net realized capital gains annually. Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), adopted by the Fund, each shareholder will be deemed to have elected, unless Computershare Trust Company, N.A., the Plan Administrator, is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by the Plan Administrator in Fund shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by Computershare Trust Company, N.A., as paying agent. Shareholders who do not wish to have distributions automatically reinvested should notify the Fund by contacting Computershare c/o The China Fund, Inc. at P.O. Box 43010, Providence, Rhode Island 02940-3011.
Phone: 1-800-426-5523.

Computershare Trust Company, N.A. and Computershare Shareholder Services, Inc. (collectively, "Computershare" or the "Plan Administrator"), acts as Plan Administrator and Service Agent. If the Directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, as shareholders may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, participants in the Plan will be deemed to have elected to receive shares of stock from the Fund, valued at market price on the valuation date. If the Fund should declare a dividend or capital gains distribution payable only in cash, the Plan Administrator will, as administrator for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, with the cash in respect of such dividend or distribution, for the participant's account on, or shortly after, the payment date.

Participants in the Plan have the option of making additional payments to the Plan Administrator, annually, in any amount from $100 to $3,000 for investment in the Fund's Common Stock. The Plan Administrator will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. Any voluntary cash payments received more than thirty days prior to such date will be returned by the Plan Administrator, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Administrator, it is suggested that participants send in voluntary cash payments to be received by the Plan Administrator approximately ten days before January 15. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Administrator maintains all stockholder accounts in the Plan and furnishes written confirmations of all transactions in the account, including information needed by shareholders for personal and tax records. Shares in

DIVIDENDS AND DISTRIBUTIONS;
DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

the account of each Plan participant will be held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Administrator's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred with respect to the Plan Administrator's open market purchases in connection with the reinvestment of dividends or capital gains distributions. A participant will also pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Administrator will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all shareholders at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by the Plan Administrator by at least 90 days' written notice to all shareholders. All correspondence concerning the Plan should be directed to Computershare c/o The China Fund, Inc. at P.O. Box 43011, Providence, Rhode Island 02940-3011. Phone: 1-800-426-5523.

DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following table provides information concerning each of the Directors of the Fund. The Board of Directors is comprised of Directors who are not interested persons of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. The Directors are divided into three classes, designated as Class I, Class II and Class III. The Directors in each such class are elected for a term of three years to succeed the Directors whose term of office expires. Each Director shall hold office until the expiration of his term and until his successor shall have been elected and qualified. The Fund Complex consists of one series.

                                                          PRINCIPAL OCCUPATION OR EMPLOYMENT
NAME (AGE) AND                   PRESENT OFFICE               DURING PAST FIVE YEARS AND              DIRECTOR
ADDRESS OF DIRECTOR               WITH THE FUND        DIRECTORSHIPS IN PUBLICLY HELD COMPANIES        SINCE
-------------------              ---------------  --------------------------------------------------  --------
James J. Lightburn (63)........  Chairman of the  Chairman of the Board of the Fund; Attorney,          1992
  13, Rue Alphonse de Neuville   Board and        Nomos, (2004-present); Attorney, member of Hughes
  75017 Paris, France            Director         Hubbard & Reed (1993-2004).


Alan Tremain (70)..............  Director         Chairman, Hotels of Distinction Ventures, Inc.        1992
  366 Marters Cove                                (1989- 2005); Chairman, Hotels of Distinction
  Saugutuck, MI 49406                             (International), Inc. (1974-present).


Michael F. Holland (62)........  Director         Chairman, Holland & Company L.L.C. (1995-present);    1992
  375 Park Avenue                                 Director, The Holland Balanced Fund, Inc., Reaves
  New York, New York 10152                        Utility Income Fund and Scottish Widows Investment
                                                  Partnership Trust; Trustee, State Street Master
                                                  Funds and State Street Institutional Investment
                                                  Trust.

Joe O. Rogers (57).............  Director         The Rogers Team LLC, organizing member (July 2001-    1992
  2477 Foxwood Drive                              present); Manager, The J-Squared Team LLC (April
  Chapel Hill, NC 27514                           2003-May 2004); Director, The Taiwan Fund, Inc.
                                                  (1986-present).

Nigel S. Tulloch (61)..........  Director         Chief Executive, HSBC Asset Management Bahamas        1992
  7, Circe Circle                                 Limited (1986-1992); Director, The HSBC China Fund
  Dalkeith                                        Limited (1992-2005).
  WA6009
  Australia


Peter A. Ambrosini (61)........  Chief            Chief Compliance Officer of the Fund since
  1 Lincoln Street               Compliance       September 30, 2004, also serves as a Senior
  Boston, MA 02111               Officer of the   Principal and Chief Compliance and Risk Management
                                 Fund             Officer, SSgA Funds Management, Inc. and State
                                                  Street Global Advisors.

Gary L. French (55)............  President        Senior Vice President, State Street Bank and Trust
  2 Avenue de Lafayette                           Company (2002-present); Managing Director,
  Boston, MA 02111                                Deutsche Asset Management, Inc. and Zurich Scudder
                                                  Investments (acquired by Deutsche Bank in 2002)
                                                  (2001-2002); President, UAM Fund Services, Inc.
                                                  (1995-2001).

William C. Cox (40)............  Treasurer        Vice President, State Street Bank and Trust
  2 Avenue de Lafayette                           Company.
  Boston, MA 02111


Mary Moran Zeven (45)..........  Secretary        Senior Vice President and Senior Counsel, State
  2 Avenue de Lafayette                           Street Bank and Trust Company.
  Boston, MA 02111


                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

THE CHINA FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

UNITED STATES ADDRESS
The China Fund, Inc.
c/o State Street Bank and Trust Company
2 Avenue de Lafayette, 6th Floor
P.O. Box 5049
Boston, MA 02206-5049
1-888-CHN-CALL (246-2255)

DIRECTORS AND OFFICERS
James J. Lightburn, Chairman of the Board and Director
Alan Tremain, O.B.E., Director
Michael F. Holland, Director
Joe O. Rogers, Director
Nigel S. Tulloch, Director
Peter A. Ambrosini, Chief Compliance Officer of the Fund
Gary L. French, President
William C. Cox, Treasurer
Mary Moran Zeven, Secretary

INVESTMENT MANAGER
Martin Currie Inc.

DIRECT INVESTMENT MANAGER
Asian Direct Capital Management

SHAREHOLDER SERVICING AGENT
The Altman Group

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR
Computershare Trust Company, N.A.

INDEPENDENT AUDITORS
Deloitte & Touche, LLP

LEGAL COUNSEL
Clifford Chance US LLP

ITEM 2.  CODE OF ETHICS.

Not required for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.

Not required for this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(b) On June 15, 2007, the Board of Directors of the China Fund, Inc. determined not to renew the direct investment management agreement with Asian Direct Capital Management. As a result of this determination, Mr. Koh Kuek Chiang, who is an employee of Asian Direct Capital Management, is no longer a Portfolio Manager of the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors during the period covered by this Form N-CSR filing.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
         or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or
         240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not required for this filing.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended (the "1940 Act") are attached hereto.

(a)(3)   Not required for this filing.

(b)      The certifications required by Rule 30a-2(b) of the 1940 Act and
         Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:   /s/ Gary L. French
      ---------------------
      Gary L. French
      President of The China Fund, Inc.

Date: July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gary L. French
      ---------------------
      Gary L. French
      President of The China Fund, Inc.

Date: July 3, 2007

By:   /s/ William C. Cox
      ---------------------
      William C. Cox
      Treasurer of The China Fund, Inc.

Date: July 3, 2007